UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Brian D. Bullard

American Mutual Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2020

We invest in
companies with
strong balance sheets
and a history of
paying dividends

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–13.90%	3.69%	8.27%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.90%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.04%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Mutual Fund results for the six months ended April 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMRMX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/21/50)

American Mutual Fund (Class A shares)	–6.18%	–2.44%	6.52%	9.64%	11.37%
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	11.69	11.17
Lipper Growth & Income Funds Index†	–6.66	–3.66	5.27	8.32	—

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Mutual Fund	1

Summary investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Common stocks 88.94%	Shares	Value (000)
Energy 4.76%
Chevron Corp.	4,183,150	$384,850
Enbridge Inc.	8,300,887	254,671
Enbridge Inc. (CAD denominated)	3,286,290	100,694
TC Energy Corp.	4,524,400	209,751
TC Energy Corp. (CAD denominated)	10,260,283	472,196
Other securities		1,307,170
		2,729,332

Materials 3.18%
Linde PLC	4,702,360	865,187
Other securities		960,141
		1,825,328

Industrials 9.71%
CSX Corp.	7,267,735	481,342
Lockheed Martin Corp.	1,940,047	754,795
Norfolk Southern Corp.	2,166,144	370,627
Northrop Grumman Corp.	1,756,414	580,793
Raytheon Technologies Corp.	8,131,288	526,989
Union Pacific Corp.	4,070,332	650,398
Other securities		2,201,931
		5,566,875

Consumer discretionary 4.17%
Home Depot, Inc.	5,370,143	1,180,519
Other securities		1,212,667
		2,393,186

Consumer staples 10.14%
Coca-Cola Co.	15,640,669	717,750
Costco Wholesale Corp.	1,255,381	380,381
General Mills, Inc.	12,165,800	728,610
Keurig Dr Pepper Inc.	20,196,440	534,398
Kroger Co.	14,919,160	471,595

2	American Mutual Fund

	Shares	Value (000)
Mondelez International, Inc.	8,603,615	$442,570
PepsiCo, Inc.	2,573,315	340,424
Procter & Gamble Co.	8,832,765	1,041,118
Other securities		1,154,487
		5,811,333

Health care 20.09%
Abbott Laboratories	12,374,237	1,139,544
AbbVie Inc.	10,747,152	883,416
Amgen Inc.	6,346,795	1,518,280
AstraZeneca PLC (ADR)	6,983,801	365,113
Eli Lilly and Co.	3,413,730	527,899
Gilead Sciences, Inc.	27,948,356	2,347,662
GlaxoSmithKline PLC (ADR)	10,542,935	443,541
Merck & Co., Inc.	9,039,449	717,190
Thermo Fisher Scientific Inc.	1,042,836	349,016
UnitedHealth Group Inc.	4,697,265	1,373,809
Other securities		1,850,806
		11,516,276

Financials 10.39%
CME Group Inc., Class A	3,464,267	617,367
JPMorgan Chase & Co.	7,533,350	721,394
Marsh & McLennan Cos., Inc.	4,544,578	442,324
State Street Corp.	6,001,122	378,311
Toronto-Dominion Bank	2,329,823	97,317
Toronto-Dominion Bank (CAD denominated)	8,797,606	367,591
Truist Financial Corp.	11,503,848	429,324
Other securities		2,901,549
		5,955,177

Information technology 11.89%
Accenture PLC, Class A	2,487,763	460,709
Apple Inc.	2,351,645	690,913
Intel Corp.	12,639,750	758,132
Microsoft Corp.	13,325,492	2,388,061
Other securities		2,517,802
		6,815,617

Communication services 5.05%
Comcast Corp., Class A	28,578,357	1,075,404
Verizon Communications Inc.	17,289,324	993,272
Other securities		825,733
		2,894,409

Utilities 6.63%
American Electric Power Co., Inc.	8,782,738	729,933
Dominion Energy, Inc.	4,623,718	356,627
Exelon Corp.	9,627,703	356,995
NextEra Energy, Inc.	1,799,817	415,974
Public Service Enterprise Group Inc.	8,437,668	427,874
Other securities		1,514,784
		3,802,187

American Mutual Fund	3

Common stocks (continued)	Shares	Value (000)
Real estate 2.93%
Crown Castle International Corp. REIT	2,159,280	$344,254
Digital Realty Trust, Inc. REIT	6,139,120	917,737
Other securities		417,874
		1,679,865

Total common stocks (cost: $37,840,929,000)		50,989,585

Preferred securities 0.05%
Financials 0.02%
Other securities		10,450

Information technology 0.03%
Other securities		18,621

Total preferred securities (cost: $27,890,000)		29,071

Convertible stocks 0.12%
Other 0.12%
Other securities		71,955

Total convertible stocks (cost: $81,199,000)		71,955

Bonds, notes & other debt instruments 1.08%	Principal amount (000)
U.S. Treasury bonds & notes 1.00%
U.S. Treasury 1.375% 2021	$563,045	570,477

Corporate bonds & notes 0.08%
Consumer discretionary 0.05%
Other securities		31,826

Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated, 4.23% (3-month USD-LIBOR + 3.47% on 7/30/2020)[1]	18,412	16,879

Total bonds, notes & other debt instruments (cost: $609,998,000)		619,182

Short-term securities 10.14%	Shares
Money market investments 10.14%
Capital Group Central Cash Fund 0.52%[2]	58,096,185	5,811,361

Total short-term securities (cost: $5,809,105,000)		5,811,361
Total investment securities 100.33% (cost: $44,369,121,000)		57,521,154
Other assets less liabilities (0.33)%		(188,734)

Net assets 100.00%		$57,332,420

4	American Mutual Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $224,529,000, which represented .39% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

American Mutual Fund	5

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended April 30, 2020, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.52%[2,3]	80,350,209	35,908,298	58,162,322	58,096,185

	Net	Net		Value of
	realized	unrealized	Dividend	affiliate at
	gain	appreciation	income	4/30/2020
	(000)	(000)	(000)	(000)
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.52%[2,3]	$28	$750	$51,352	$—

[1]	Step bond; coupon rate may change at a later date.
[2]	Rate represents the seven-day yield at 4/30/2020.
[3]	Unaffiliated issuer at 4/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

6	American Mutual Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $44,369,121)		$57,521,154
Cash		196
Cash denominated in currencies other than U.S. dollars (cost: $13,498)		13,521
Receivables for:
Sales of investments	$18,651
Sales of fund’s shares	86,548
Dividends and interest	87,943
Other	72	193,214
		57,728,085
Liabilities:
Payables for:
Purchases of investments	338,789
Repurchases of fund’s shares	34,904
Investment advisory services	10,642
Services provided by related parties	8,657
Trustees’ deferred compensation	1,651
Other	1,022	395,665
Net assets at April 30, 2020		$57,332,420

Net assets consist of:
Capital paid in on shares of beneficial interest		$44,893,015
Total distributable earnings		12,439,405
Net assets at April 30, 2020		$57,332,420

See notes to financial statements.

American Mutual Fund	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,486,870 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$25,902,001	671,322		$38.58
Class C	1,051,194	27,682		37.97
Class T	10	—	*	38.59
Class F-1	1,265,791	32,970		38.39
Class F-2	7,871,802	204,112		38.57
Class F-3	2,565,776	66,531		38.57
Class 529-A	930,770	24,188		38.48
Class 529-C	110,419	2,884		38.28
Class 529-E	38,154	996		38.31
Class 529-T	12	—	*	38.59
Class 529-F-1	86,579	2,246		38.54
Class R-1	52,325	1,372		38.14
Class R-2	208,900	5,485		38.08
Class R-2E	21,795	567		38.43
Class R-3	454,095	11,872		38.25
Class R-4	568,158	14,780		38.44
Class R-5E	34,850	904		38.54
Class R-5	304,294	7,886		38.59
Class R-6	15,865,495	411,073		38.60

*	Amount less than one thousand.

See notes to financial statements.

8	American Mutual Fund

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,669; also includes $51,352 from affiliates)	$804,094
Interest	4,978	$809,072
Fees and expenses*:
Investment advisory services	69,645
Distribution services	46,780
Transfer agent services	17,808
Administrative services	8,913
Reports to shareholders	1,119
Registration statement and prospectus	1,495
Trustees’ compensation	126
Auditing and legal	112
Custodian	364
Other	468	146,830
Net investment income		662,242

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(957,452)
Affiliated issuers	28
Currency transactions	(13)
In-kind redemptions	9,182	(948,255)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(3,411,944)
Affiliated issuers	750
Currency translations	44	(3,411,150)
Net realized loss and unrealized depreciation		(4,359,405)

Net decrease in net assets resulting from operations		$(3,697,163)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Mutual Fund	9

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30,	October 31,
	2020*	2019
Operations:
Net investment income	$662,242	$1,228,517
Net realized (loss) gain	(948,255)	1,626,259
Net unrealized (depreciation) appreciation	(3,411,150)	3,196,813
Net (decrease) increase in net assets resulting from operations	(3,697,163)	6,051,589

Distributions paid to shareholders	(2,390,525)	(3,218,717)

Net capital share transactions	3,528,036	6,691,760

Total (decrease) increase in net assets	(2,559,652)	9,524,632

Net assets:
Beginning of period	59,892,072	50,367,440
End of period	$57,332,420	$59,892,072

*	Unaudited.

See notes to financial statements.

10	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Mutual Fund	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Shares redeemed — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the statement of operations.

12	American Mutual Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Mutual Fund	13

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

14	American Mutual Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,729,332	$—	$—	$2,729,332
Materials	1,825,328	—	—	1,825,328
Industrials	5,566,875	—	—	5,566,875
Consumer discretionary	2,393,186	—	—	2,393,186
Consumer staples	5,674,052	137,281	—	5,811,333
Health care	11,465,399	50,877	—	11,516,276
Financials	5,955,177	—	—	5,955,177
Information technology	6,797,867	17,750	—	6,815,617
Communication services	2,894,409	—	—	2,894,409
Utilities	3,802,187	—	—	3,802,187
Real estate	1,679,865	—	—	1,679,865
Preferred securities	10,450	18,621	—	29,071
Convertible stocks	71,955	—	—	71,955
Bonds, notes & other debt instruments	—	619,182	—	619,182
Short-term securities	5,811,361	—	—	5,811,361
Total	$56,677,443	$843,711	$—	$57,521,154

American Mutual Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

16	American Mutual Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Mutual Fund	17

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$203,274
Undistributed long-term capital gains	1,672,221

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$15,606,903
Gross unrealized depreciation on investments	(2,426,464)
Net unrealized appreciation on investments	13,180,439
Cost of investments	44,340,715

18	American Mutual Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$317,777		$781,460		$1,099,237		$561,231		$1,018,095		$1,579,326
Class C	8,866		33,059		41,925		15,971		45,929		61,900
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	15,032		37,376		52,408		26,267		48,396		74,663
Class F-2	101,188		224,672		325,860		155,738		237,540		393,278
Class F-3	33,485		70,054		103,539		47,527		64,477		112,004
Class 529-A	11,272		28,168		39,440		19,745		37,221		56,966
Class 529-C	911		3,525		4,436		1,752		5,558		7,310
Class 529-E	421		1,193		1,614		761		1,648		2,409
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,133		2,532		3,665		1,908		3,153		5,061
Class R-1	431		1,721		2,152		844		2,582		3,426
Class R-2	1,760		6,803		8,563		3,216		9,519		12,735
Class R-2E	202		626		828		289		618		907
Class R-3	4,996		14,878		19,874		9,539		21,315		30,854
Class R-4	6,953		17,522		24,475		12,421		24,376		36,797
Class R-5E	455		1,033		1,488		446		403		849
Class R-5	4,229		9,328		13,557		8,004		13,412		21,416
Class R-6	209,061		438,403		647,464		328,759		490,057		818,816
Total	$718,172		$1,672,353		$2,390,525		$1,194,418		$2,024,299		$3,218,717

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.222% on such assets in excess of $55 billion. For the six months ended April 30, 2020, the investment advisory services fee was $69,645,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

American Mutual Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, unreimbursed expenses subject to reimbursement totaled $3,928,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and

20	American Mutual Fund

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Mutual Fund	21

For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$34,399	$10,214		$4,128		Not applicable
Class C	5,641	421		170		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,643	824		198		Not applicable
Class F-2	Not applicable	4,606		1,200		Not applicable
Class F-3	Not applicable	71		381		Not applicable
Class 529-A	1,158	335		148		$312
Class 529-C	591	41		18		38
Class 529-E	102	7		6		13
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	30		14		28
Class R-1	293	40		9		Not applicable
Class R-2	865	417		35		Not applicable
Class R-2E	68	24		3		Not applicable
Class R-3	1,261	402		76		Not applicable
Class R-4	759	306		91		Not applicable
Class R-5E	Not applicable	20		5		Not applicable
Class R-5	Not applicable	80		49		Not applicable
Class R-6	Not applicable	(30	)†	2,382		Not applicable
Total class-specific expenses	$46,780	$17,808		$8,913		$391

*	Amount less than one thousand.
†	Amount is due to over accruals of prior year expenses.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $126,000 in the fund’s statement of operations reflects $213,000 in current fees (either paid in cash or deferred) and a net decrease of $87,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

22	American Mutual Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $822,297,000 and $336,043,000, respectively, which generated $146,561,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

American Mutual Fund	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$1,589,573	40,096	$1,075,384	25,873		$(2,088,802)	(52,930)	$576,155	13,039
Class C	103,477	2,630	41,549	1,003		(164,301)	(4,132)	(19,275)	(499)
Class T	—	—	—	—		—	—	—	—
Class F-1	205,041	5,173	51,566	1,247		(200,596)	(5,093)	56,011	1,327
Class F-2	1,671,053	42,097	318,813	7,704		(1,325,907)	(33,547)	663,959	16,254
Class F-3	626,613	15,530	101,369	2,456		(327,288)	(8,333)	400,694	9,653
Class 529-A	65,450	1,591	39,431	951		(84,968)	(2,075)	19,913	467
Class 529-C	8,294	202	4,433	106		(20,056)	(486)	(7,329)	(178)
Class 529-E	2,911	73	1,614	39		(5,067)	(125)	(542)	(13)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	12,981	313	3,666	88		(10,681)	(258)	5,966	143
Class R-1	4,507	114	2,150	52		(10,681)	(264)	(4,024)	(98)
Class R-2	25,518	637	8,553	205		(46,165)	(1,152)	(12,094)	(310)
Class R-2E	4,515	111	828	20		(2,879)	(73)	2,464	58
Class R-3	53,769	1,345	19,848	479		(114,019)	(2,808)	(40,402)	(984)
Class R-4	76,583	1,911	24,460	590		(102,815)	(2,528)	(1,772)	(27)
Class R-5E	11,824	287	1,487	36		(7,677)	(184)	5,634	139
Class R-5	32,264	791	13,549	327		(45,530)	(1,109)	283	9
Class R-6	1,859,882	46,827	647,221	15,666		(624,709)	(15,394)	1,882,394	47,099
Total net increase (decrease)	$6,354,255	159,728	$2,355,922	56,842		$(5,182,141)	(130,491)	$3,528,036	86,079

24	American Mutual Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$2,624,641	64,721	$1,544,769	40,287		$(2,834,600)	(69,674)	$1,334,810	35,334
Class C	209,831	5,269	61,397	1,637		(277,612)	(6,903)	(6,384)	3
Class T	—	—	—	—		—	—	—	—
Class F-1	348,670	8,627	73,593	1,928		(338,315)	(8,333)	83,948	2,222
Class F-2	2,974,656	73,193	383,150	9,953		(1,481,333)	(36,430)	1,876,473	46,716
Class F-3	1,018,438	25,021	109,700	2,842		(388,477)	(9,509)	739,661	18,354
Class 529-A	123,318	3,032	56,954	1,490		(143,965)	(3,528)	36,307	994
Class 529-C	17,932	445	7,304	194		(40,807)	(1,009)	(15,571)	(370)
Class 529-E	6,086	150	2,409	63		(8,388)	(207)	107	6
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	21,444	530	5,058	132		(19,019)	(469)	7,483	193
Class R-1	18,137	448	3,422	91		(19,954)	(494)	1,605	45
Class R-2	52,921	1,314	12,724	339		(68,457)	(1,704)	(2,812)	(51)
Class R-2E	9,026	222	907	24		(4,606)	(114)	5,327	132
Class R-3	116,874	2,905	30,835	813		(163,164)	(4,043)	(15,455)	(325)
Class R-4	177,226	4,335	36,739	963		(224,652)	(5,583)	(10,687)	(285)
Class R-5E	29,099	715	848	22		(4,062)	(99)	25,885	638
Class R-5	90,009	2,221	21,407	558		(114,514)	(2,819)	(3,098)	(40)
Class R-6	2,701,896	66,736	818,543	21,245		(886,279)	(21,566)	2,634,160	66,415
Total net increase (decrease)	$10,540,204	259,884	$3,169,760	82,581		$(7,018,204)	(172,484)	$6,691,760	169,981

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,420,898,000 and $8,103,933,000, respectively, during the six months ended April 30, 2020.

American Mutual Fund	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[5,6]	$42.78	$.44	$(2.97)	$(2.53)
10/31/2019	40.95	.88	3.46	4.34
10/31/2018	40.97	.84	1.64	2.48
10/31/2017	36.08	.82	5.87	6.69
10/31/2016	36.18	.76	1.35	2.11
10/31/2015	37.85	.79	(.41)	.38
Class C:
4/30/2020[5,6]	42.11	.28	(2.91)	(2.63)
10/31/2019	40.34	.56	3.41	3.97
10/31/2018	40.40	.51	1.60	2.11
10/31/2017	35.60	.51	5.78	6.29
10/31/2016	35.72	.48	1.33	1.81
10/31/2015	37.39	.49	(.40)	.09
Class T:
4/30/2020[5,6]	42.79	.49	(2.96)	(2.47)
10/31/2019	40.96	.98	3.45	4.43
10/31/2018	40.98	.93	1.63	2.56
10/31/2017[5,11]	38.30	.48	2.62	3.10
Class F-1:
4/30/2020[5,6]	42.58	.42	(2.95)	(2.53)
10/31/2019	40.77	.85	3.44	4.29
10/31/2018	40.80	.80	1.63	2.43
10/31/2017	35.93	.78	5.85	6.63
10/31/2016	36.04	.73	1.34	2.07
10/31/2015	37.71	.75	(.40)	.35
Class F-2:
4/30/2020[5,6]	42.77	.48	(2.96)	(2.48)
10/31/2019	40.94	.96	3.46	4.42
10/31/2018	40.97	.91	1.63	2.54
10/31/2017	36.07	.88	5.88	6.76
10/31/2016	36.17	.82	1.35	2.17
10/31/2015	37.84	.85	(.40)	.45
Class F-3:
4/30/2020[5,6]	42.77	.50	(2.96)	(2.46)
10/31/2019	40.94	1.00	3.46	4.46
10/31/2018	40.97	.95	1.63	2.58
10/31/2017[5,12]	37.54	.69	3.40	4.09

26	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.48)	$(1.19)	$(1.67)	$38.58	(6.18)%[7]	$25,902		.60%[8]		.60%[8]		2.12%[8]
(.87)	(1.64)	(2.51)	42.78	11.39	28,162		.59		.59		2.16
(.83)	(1.67)	(2.50)	40.95	6.11	25,509		.58		.58		2.03
(.79)	(1.01)	(1.80)	40.97	19.02	25,571		.58		.58		2.12
(.76)	(1.45)	(2.21)	36.08	6.33	22,919		.59		.59		2.16
(.77)	(1.28)	(2.05)	36.18	.96	22,282		.58		.58		2.13

(.32)	(1.19)	(1.51)	37.97	(6.53)[7]	1,051		1.34	[8]	1.34	[8]	1.38	[8]
(.56)	(1.64)	(2.20)	42.11	10.54	1,187		1.36		1.36		1.39
(.50)	(1.67)	(2.17)	40.34	5.26	1,137		1.37		1.37		1.24
(.48)	(1.01)	(1.49)	40.40	18.09	1,201		1.38		1.38		1.33
(.48)	(1.45)	(1.93)	35.60	5.52	1,156		1.39		1.39		1.36
(.48)	(1.28)	(1.76)	35.72	.15	1,135		1.38		1.38		1.33

(.54)	(1.19)	(1.73)	38.59	(6.03)[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	2.39	[8,9]
(.96)	(1.64)	(2.60)	42.79	11.63 [9]	—	[10]	.36	[9]	.36	[9]	2.40	[9]
(.91)	(1.67)	(2.58)	40.96	6.34 [9]	—	[10]	.36	[9]	.36	[9]	2.25	[9]
(.42)	—	(.42)	40.98	8.13 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]

(.47)	(1.19)	(1.66)	38.39	(6.21)[7]	1,266		.65	[8]	.65	[8]	2.08	[8]
(.84)	(1.64)	(2.48)	42.58	11.31	1,347		.66		.66		2.09
(.79)	(1.67)	(2.46)	40.77	6.02	1,199		.66		.66		1.95
(.75)	(1.01)	(1.76)	40.80	18.93	1,385		.67		.67		2.04
(.73)	(1.45)	(2.18)	35.93	6.25	1,384		.67		.67		2.08
(.74)	(1.28)	(2.02)	36.04	.88	1,374		.66		.66		2.05

(.53)	(1.19)	(1.72)	38.57	(6.06)[7]	7,872		.39	[8]	.39	[8]	2.33	[8]
(.95)	(1.64)	(2.59)	42.77	11.60	8,034		.40		.40		2.34
(.90)	(1.67)	(2.57)	40.94	6.28	5,778		.40		.40		2.20
(.85)	(1.01)	(1.86)	40.97	19.26	4,297		.41		.41		2.27
(.82)	(1.45)	(2.27)	36.07	6.53	3,084		.42		.42		2.32
(.84)	(1.28)	(2.12)	36.17	1.13	2,272		.41		.41		2.31

(.55)	(1.19)	(1.74)	38.57	(6.00)[7]	2,566		.28	[8]	.28	[8]	2.44	[8]
(.99)	(1.64)	(2.63)	42.77	11.72	2,433		.30		.29		2.44
(.94)	(1.67)	(2.61)	40.94	6.38	1,577		.31		.31		2.29
(.66)	—	(.66)	40.97	10.96 [7]	1,042		.30	[8]	.30	[8]	2.29	[8]

See end of table for footnotes.

American Mutual Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[5,6]	$42.67	$.43	$(2.96)	$(2.53)
10/31/2019	40.85	.85	3.45	4.30
10/31/2018	40.88	.80	1.63	2.43
10/31/2017	36.00	.79	5.86	6.65
10/31/2016	36.10	.73	1.34	2.07
10/31/2015	37.77	.75	(.41)	.34
Class 529-C:
4/30/2020[5,6]	42.43	.27	(2.92)	(2.65)
10/31/2019	40.63	.55	3.42	3.97
10/31/2018	40.64	.49	1.61	2.10
10/31/2017	35.80	.49	5.82	6.31
10/31/2016	35.91	.46	1.33	1.79
10/31/2015	37.58	.46	(.40)	.06
Class 529-E:
4/30/2020[5,6]	42.48	.38	(2.94)	(2.56)
10/31/2019	40.68	.76	3.43	4.19
10/31/2018	40.72	.70	1.62	2.32
10/31/2017	35.87	.69	5.83	6.52
10/31/2016	35.97	.64	1.35	1.99
10/31/2015	37.64	.66	(.41)	.25
Class 529-T:
4/30/2020[5,6]	42.79	.48	(2.96)	(2.48)
10/31/2019	40.95	.96	3.46	4.42
10/31/2018	40.98	.91	1.62	2.53
10/31/2017[5,11]	38.30	.47	2.62	3.09
Class 529-F-1:
4/30/2020[5,6]	42.75	.48	(2.98)	(2.50)
10/31/2019	40.92	.95	3.46	4.41
10/31/2018	40.94	.90	1.64	2.54
10/31/2017	36.05	.87	5.87	6.74
10/31/2016	36.15	.81	1.34	2.15
10/31/2015	37.82	.83	(.40)	.43
Class R-1:
4/30/2020[5,6]	42.28	.27	(2.92)	(2.65)
10/31/2019	40.50	.54	3.42	3.96
10/31/2018	40.54	.49	1.61	2.10
10/31/2017	35.71	.49	5.81	6.30
10/31/2016	35.83	.47	1.33	1.80
10/31/2015	37.51	.48	(.41)	.07

28	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.47)	$(1.19)	$(1.66)	$38.48	(6.18)%[7]	$931		.64%[8]		.64%[8]		2.08%[8]
(.84)	(1.64)	(2.48)	42.67	11.30	1,012		.66		.66		2.09
(.79)	(1.67)	(2.46)	40.85	6.01	928		.66		.66		1.95
(.76)	(1.01)	(1.77)	40.88	18.94	871		.66		.66		2.04
(.72)	(1.45)	(2.17)	36.00	6.25	749		.69		.69		2.06
(.73)	(1.28)	(2.01)	36.10	.86	709		.68		.68		2.03

(.31)	(1.19)	(1.50)	38.28	(6.53)[7]	110		1.38	[8]	1.38	[8]	1.34	[8]
(.53)	(1.64)	(2.17)	42.43	10.47	130		1.40		1.40		1.36
(.44)	(1.67)	(2.11)	40.63	5.22	140		1.42		1.42		1.20
(.46)	(1.01)	(1.47)	40.64	18.04	197		1.43		1.43		1.27
(.45)	(1.45)	(1.90)	35.80	5.43	176		1.46		1.46		1.30
(.45)	(1.28)	(1.73)	35.91	.08	176		1.46		1.46		1.26

(.42)	(1.19)	(1.61)	38.31	(6.30)[7]	38		.87	[8]	.87	[8]	1.86	[8]
(.75)	(1.64)	(2.39)	42.48	11.05	43		.88		.88		1.87
(.69)	(1.67)	(2.36)	40.68	5.77	41		.89		.89		1.71
(.66)	(1.01)	(1.67)	40.72	18.65	42		.90		.90		1.80
(.64)	(1.45)	(2.09)	35.87	6.02	36		.93		.93		1.83
(.64)	(1.28)	(1.92)	35.97	.61	36		.93		.93		1.79

(.53)	(1.19)	(1.72)	38.59	(6.06)[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	2.34	[8,9]
(.94)	(1.64)	(2.58)	42.79	11.60 [9]	—	[10]	.41	[9]	.41	[9]	2.34	[9]
(.89)	(1.67)	(2.56)	40.95	6.25 [9]	—	[10]	.42	[9]	.42	[9]	2.19	[9]
(.41)	—	(.41)	40.98	8.11 [7,9]	—	[10]	.43	[8,9]	.43	[8,9]	2.10	[8,9]

(.52)	(1.19)	(1.71)	38.54	(6.07)[7]	87		.41	[8]	.41	[8]	2.32	[8]
(.94)	(1.64)	(2.58)	42.75	11.56	90		.42		.42		2.33
(.89)	(1.67)	(2.56)	40.92	6.27	78		.43		.43		2.17
(.84)	(1.01)	(1.85)	40.94	19.20	70		.44		.44		2.26
(.80)	(1.45)	(2.25)	36.05	6.48	60		.46		.46		2.29
(.82)	(1.28)	(2.10)	36.15	1.09	54		.46		.46		2.26

(.30)	(1.19)	(1.49)	38.14	(6.55)[7]	52		1.41	[8]	1.41	[8]	1.31	[8]
(.54)	(1.64)	(2.18)	42.28	10.48	62		1.41		1.41		1.34
(.47)	(1.67)	(2.14)	40.50	5.23	58		1.42		1.42		1.20
(.46)	(1.01)	(1.47)	40.54	18.06	69		1.41		1.41		1.29
(.47)	(1.45)	(1.92)	35.71	5.46	68		1.43		1.43		1.33
(.47)	(1.28)	(1.75)	35.83	.11	72		1.41		1.41		1.31

See end of table for footnotes.

American Mutual Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[5,6]	$42.22	$.27	$(2.91)	$(2.64)
10/31/2019	40.45	.55	3.41	3.96
10/31/2018	40.50	.50	1.61	2.11
10/31/2017	35.68	.50	5.81	6.31
10/31/2016	35.81	.47	1.32	1.79
10/31/2015	37.48	.49	(.40)	.09
Class R-2E:
4/30/2020[5,6]	42.60	.33	(2.93)	(2.60)
10/31/2019	40.79	.67	3.45	4.12
10/31/2018	40.83	.62	1.62	2.24
10/31/2017	35.97	.61	5.86	6.47
10/31/2016	36.13	.56	1.38	1.94
10/31/2015	37.83	.61	(.35)	.26
Class R-3:
4/30/2020[5,6]	42.41	.37	(2.93)	(2.56)
10/31/2019	40.62	.73	3.42	4.15
10/31/2018	40.66	.68	1.62	2.30
10/31/2017	35.81	.67	5.84	6.51
10/31/2016	35.93	.63	1.33	1.96
10/31/2015	37.60	.65	(.41)	.24
Class R-4:
4/30/2020[5,6]	42.63	.43	(2.96)	(2.53)
10/31/2019	40.81	.86	3.45	4.31
10/31/2018	40.84	.81	1.62	2.43
10/31/2017	35.96	.80	5.85	6.65
10/31/2016	36.07	.74	1.34	2.08
10/31/2015	37.74	.76	(.40)	.36
Class R-5E:
4/30/2020[5,6]	42.74	.48	(2.96)	(2.48)
10/31/2019	40.92	.93	3.48	4.41
10/31/2018	40.96	.89	1.64	2.53
10/31/2017	36.07	.86	5.87	6.73
10/31/2016[5,13]	36.41	.72	1.19	1.91
Class R-5:
4/30/2020[5,6]	42.79	.49	(2.96)	(2.47)
10/31/2019	40.96	.99	3.45	4.44
10/31/2018	40.98	.94	1.63	2.57
10/31/2017	36.08	.91	5.88	6.79
10/31/2016	36.18	.85	1.35	2.20
10/31/2015	37.85	.88	(.41)	.47

30	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.31)	$(1.19)	$(1.50)	$38.08	(6.54)%[7]	$209		1.39%[8]		1.39%[8]		1.34%[8]
(.55)	(1.64)	(2.19)	42.22	10.49	245		1.39		1.39		1.36
(.49)	(1.67)	(2.16)	40.45	5.26	237		1.39		1.39		1.22
(.48)	(1.01)	(1.49)	40.50	18.09	251		1.39		1.39		1.32
(.47)	(1.45)	(1.92)	35.68	5.45	244		1.41		1.41		1.34
(.48)	(1.28)	(1.76)	35.81	.17	243		1.37		1.37		1.35

(.38)	(1.19)	(1.57)	38.43	(6.39)[7]	22		1.09	[8]	1.09	[8]	1.63	[8]
(.67)	(1.64)	(2.31)	42.60	10.83	22		1.10		1.10		1.64
(.61)	(1.67)	(2.28)	40.79	5.53	15		1.11		1.11		1.50
(.60)	(1.01)	(1.61)	40.83	18.42	12		1.10		1.10		1.58
(.65)	(1.45)	(2.10)	35.97	5.86	7		1.09		1.09		1.59
(.68)	(1.28)	(1.96)	36.13	.63 [9]	—	[10]	.99	[9]	.99	[9]	1.68	[9]

(.41)	(1.19)	(1.60)	38.25	(6.32)[7]	454		.93	[8]	.93	[8]	1.79	[8]
(.72)	(1.64)	(2.36)	42.41	10.97	545		.94		.94		1.81
(.67)	(1.67)	(2.34)	40.62	5.71	535		.95		.95		1.66
(.65)	(1.01)	(1.66)	40.66	18.62	647		.95		.95		1.76
(.63)	(1.45)	(2.08)	35.81	5.93	601		.97		.97		1.78
(.63)	(1.28)	(1.91)	35.93	.59	611		.95		.95		1.78

(.47)	(1.19)	(1.66)	38.44	(6.19)[7]	568		.63	[8]	.63	[8]	2.10	[8]
(.85)	(1.64)	(2.49)	42.63	11.34	631		.64		.64		2.11
(.79)	(1.67)	(2.46)	40.81	6.03	616		.65		.65		1.96
(.76)	(1.01)	(1.77)	40.84	18.98	674		.64		.64		2.07
(.74)	(1.45)	(2.19)	35.96	6.26	653		.67		.67		2.10
(.75)	(1.28)	(2.03)	36.07	.90	757		.64		.64		2.07

(.53)	(1.19)	(1.72)	38.54	(6.07)[7]	35		.39	[8]	.39	[8]	2.32	[8]
(.95)	(1.64)	(2.59)	42.74	11.59	33		.42		.42		2.28
(.90)	(1.67)	(2.57)	40.92	6.26	5		.44		.44		2.15
(.83)	(1.01)	(1.84)	40.96	19.15	—	[10]	.55		.48		2.22
(.80)	(1.45)	(2.25)	36.07	5.76 [7]	—	[10]	.52	[8]	.52	[8]	2.18	[8]

(.54)	(1.19)	(1.73)	38.59	(6.03)[7]	304		.32	[8]	.32	[8]	2.40	[8]
(.97)	(1.64)	(2.61)	42.79	11.66	337		.34		.34		2.41
(.92)	(1.67)	(2.59)	40.96	6.36	324		.35		.35		2.26
(.88)	(1.01)	(1.89)	40.98	19.33	354		.35		.35		2.35
(.85)	(1.45)	(2.30)	36.08	6.59	284		.36		.36		2.39
(.86)	(1.28)	(2.14)	36.18	1.20	250		.34		.34		2.38

See end of table for footnotes.

American Mutual Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[5,6]	$42.80	$.50	$(2.96)	$(2.46)
10/31/2019	40.97	1.01	3.45	4.46
10/31/2018	40.99	.96	1.63	2.59
10/31/2017	36.09	.93	5.87	6.80
10/31/2016	36.19	.86	1.35	2.21
10/31/2015	37.86	.89	(.40)	.49

	Six months ended April 30,	Year ended October 31,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[14]	15%	21%	16%	20%	18%	27%

See notes to financial statements.

32	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[4]	Ratio of expenses to average net assets after reimbursements[3,4]	Ratio of net income to average net assets[3]

$(.55)	$(1.19)	$(1.74)	$38.60	(6.00)%[7]	$15,865	.28%[8]	.28%[8]	2.45%[8]
(.99)	(1.64)	(2.63)	42.80	11.71	15,579	.29	.29	2.45
(.94)	(1.67)	(2.61)	40.97	6.41	12,190	.30	.30	2.31
(.89)	(1.01)	(1.90)	40.99	19.38	10,309	.30	.30	2.39
(.86)	(1.45)	(2.31)	36.09	6.65	7,343	.30	.30	2.43
(.88)	(1.28)	(2.16)	36.19	1.25	5,609	.30	.30	2.41

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American Mutual Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Mutual Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$938.23	$2.89	.60%
Class A – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class C – actual return	1,000.00	934.71	6.45	1.34
Class C – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class T – actual return	1,000.00	939.67	1.64	.34
Class T – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class F-1 – actual return	1,000.00	937.94	3.13	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	939.41	1.88	.39
Class F-2 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class F-3 – actual return	1,000.00	939.95	1.35	.28
Class F-3 – assumed 5% return	1,000.00	1,023.47	1.41	.28
Class 529-A – actual return	1,000.00	938.18	3.08	.64
Class 529-A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-C – actual return	1,000.00	934.72	6.64	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class 529-E – actual return	1,000.00	937.02	4.19	.87
Class 529-E – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class 529-T – actual return	1,000.00	939.43	1.88	.39
Class 529-T – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 529-F-1 – actual return	1,000.00	939.26	1.98	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-1 – actual return	1,000.00	934.54	6.78	1.41
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 – actual return	1,000.00	934.60	6.69	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2E – actual return	1,000.00	936.08	5.25	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.47	1.09
Class R-3 – actual return	1,000.00	936.78	4.48	.93
Class R-3 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-4 – actual return	1,000.00	938.13	3.04	.63
Class R-4 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5E – actual return	1,000.00	939.34	1.88	.39
Class R-5E – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-5 – actual return	1,000.00	939.74	1.54	.32
Class R-5 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 – actual return	1,000.00	939.99	1.35	.28
Class R-6 – assumed 5% return	1,000.00	1,023.47	1.41	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Mutual Fund	35

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	American Mutual Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in

American Mutual Fund	37

managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	American Mutual Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Mutual Fund	39

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40	American Mutual Fund

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American Mutual Fund	41

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42	American Mutual Fund

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American Mutual Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2020, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®

Investment portfolio

April 30, 2020

unaudited

Common stocks 88.94% Energy 4.76%	Shares	Value (000)
Baker Hughes Co., Class A	2,034,897	$28,387
BP PLC (ADR)	2,861,779	68,110
Canadian Natural Resources, Ltd. (CAD denominated)	11,507,241	192,704
Chevron Corp.	4,183,150	384,850
ConocoPhillips	4,477,798	188,515
Enbridge Inc.	8,300,887	254,671
Enbridge Inc. (CAD denominated)	3,286,290	100,694
EOG Resources, Inc.	6,781,493	322,189
Exxon Mobil Corp.	3,407,024	158,324
Halliburton Co.	525,725	5,520
Royal Dutch Shell PLC, Class A (ADR)	2,292,101	75,937
Royal Dutch Shell PLC, Class B (ADR)	1,867,977	59,719
Schlumberger Ltd.	5,109,896	85,949
Suncor Energy Inc.	6,831,631	121,816
TC Energy Corp.	4,524,400	209,751
TC Energy Corp. (CAD denominated)	10,260,283	472,196
		2,729,332
Materials 3.18%
Air Products and Chemicals, Inc.	1,237,787	279,220
Barrick Gold Corp.	5,443,400	140,004
Dow Inc.	4,304,936	157,948
DuPont de Nemours Inc.	598,138	28,125
Linde PLC	4,702,360	865,187
LyondellBasell Industries NV	3,723,456	215,774
Mosaic Co.	2,399,700	27,621
Nutrien Ltd.	3,120,959	111,449
		1,825,328
Industrials 9.71%
Boeing Co.	521,854	73,592
C.H. Robinson Worldwide, Inc.	281,628	19,968
Carrier Global Corp.1	5,445,088	96,433
Caterpillar Inc.	1,188,478	138,315
CSX Corp.	7,267,735	481,342
Deere & Co.	1,709,930	248,043
Emerson Electric Co.	681,623	38,873
General Dynamics Corp.	2,422,078	316,372
Illinois Tool Works Inc.	1,256,811	204,232
L3Harris Technologies, Inc.	240,600	46,604
Lockheed Martin Corp.	1,940,047	754,795
ManpowerGroup Inc.	755,000	56,051
Norfolk Southern Corp.	2,166,144	370,627
Northrop Grumman Corp.	1,756,414	580,793
Otis Worldwide Corp.1	3,311,944	168,611
Raytheon Technologies Corp.	8,131,288	526,989
RELX PLC (ADR)	1,989,336	45,078

American Mutual Fund — Page 1 of 6

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Stanley Black & Decker, Inc.	924,758	$101,908
Union Pacific Corp.	4,070,332	650,398
United Parcel Service, Inc., Class B	2,935,581	277,882
Waste Connections, Inc.	2,823,258	242,546
Waste Management, Inc.	1,273,975	127,423
		5,566,875
Consumer discretionary 4.17%
Carnival Corp., units	3,112,787	49,493
Darden Restaurants, Inc.	554,200	40,894
Hasbro, Inc.	3,177,994	229,483
Home Depot, Inc.	5,370,143	1,180,519
Lowe’s Cos., Inc.	884,705	92,673
McDonald’s Corp.	999,667	187,498
NIKE, Inc., Class B	1,753,615	152,880
TJX Companies, Inc.	5,592,000	274,288
Williams-Sonoma, Inc.	2,999,000	185,458
		2,393,186
Consumer staples 10.14%
Church & Dwight Co., Inc.	2,739,380	191,729
Coca-Cola Co.	15,640,669	717,750
Colgate-Palmolive Co.	993,868	69,839
Costco Wholesale Corp.	1,255,381	380,381
Estée Lauder Companies Inc., Class A	400,000	70,560
General Mills, Inc.	12,165,800	728,610
Hormel Foods Corp.	4,147,833	194,326
Kellogg Co.	1,751,867	114,747
Keurig Dr Pepper Inc.	20,196,440	534,398
Kroger Co.	14,919,160	471,595
McCormick & Co., Inc., nonvoting shares	1,383,154	216,934
Mondelez International, Inc.	8,603,615	442,570
Nestlé SA2	1,299,567	137,281
Nestlé SA (ADR)	1,130,223	118,786
PepsiCo, Inc.	2,573,315	340,424
Procter & Gamble Co.	8,832,765	1,041,118
Walgreens Boots Alliance, Inc.	930,590	40,285
		5,811,333
Health care 20.09%
Abbott Laboratories	12,374,237	1,139,544
AbbVie Inc.	10,747,152	883,416
Amgen Inc.	6,346,795	1,518,280
Anthem, Inc.	370,100	103,898
AstraZeneca PLC (ADR)	6,983,801	365,113
Baxter International Inc.	770,000	68,361
Cardinal Health, Inc.	795,235	39,348
Danaher Corp.	968,277	158,275
Eli Lilly and Co.	3,413,730	527,899
Gilead Sciences, Inc.	27,948,356	2,347,662
GlaxoSmithKline PLC (ADR)	10,542,935	443,541
Johnson & Johnson	1,431,833	214,832
Koninklijke Philips NV	2,144,485	94,164
Medtronic PLC	2,636,254	257,378
Merck & Co., Inc.	9,039,449	717,190

American Mutual Fund — Page 2 of 6

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG2	596,400	$50,877
Novartis AG (ADR)	2,165,118	183,450
Pfizer Inc.	7,855,202	301,326
Roche Holding AG (ADR)	908,400	39,488
Stryker Corp.	833,848	155,454
Thermo Fisher Scientific Inc.	1,042,836	349,016
UnitedHealth Group Inc.	4,697,265	1,373,809
Zimmer Biomet Holdings, Inc.	1,536,800	183,955
		11,516,276
Financials 10.39%
Aon PLC, Class A	1,967,321	339,697
Bank of America Corp.	864,400	20,789
Bank of Montreal	658,516	33,480
Bank of New York Mellon Corp.	8,996,741	337,738
Berkshire Hathaway Inc., Class B1	834,722	156,393
Chubb Ltd.	1,914,761	206,813
CME Group Inc., Class A	3,464,267	617,367
Great-West Lifeco Inc. (Canada)	9,794,067	161,270
Intercontinental Exchange, Inc.	3,564,276	318,824
JPMorgan Chase & Co.	7,533,350	721,394
Marsh & McLennan Cos., Inc.	4,544,578	442,324
Nasdaq, Inc.	890,003	97,607
PNC Financial Services Group, Inc.	1,474,516	157,287
Principal Financial Group, Inc.	3,298,900	120,113
Progressive Corp.	1,999,333	154,548
Royal Bank of Canada	2,982,739	183,492
S&P Global Inc.	655,144	191,878
State Street Corp.	6,001,122	378,311
Toronto-Dominion Bank	2,329,823	97,317
Toronto-Dominion Bank (CAD denominated)	8,797,606	367,591
Travelers Cos., Inc.	927,900	93,913
Truist Financial Corp.	11,503,848	429,324
U.S. Bancorp	1,999,333	72,976
Wells Fargo & Co.	6,173,930	179,353
Willis Towers Watson PLC	422,784	75,378
		5,955,177
Information technology 11.89%
Accenture PLC, Class A	2,487,763	460,709
Amphenol Corp., Class A	1,209,797	106,777
Analog Devices, Inc.	1,675,748	183,662
Apple Inc.	2,351,645	690,913
Applied Materials, Inc.	460,600	22,883
Automatic Data Processing, Inc.	975,000	143,023
Cisco Systems, Inc.	2,424,967	102,770
Intel Corp.	12,639,750	758,132
International Business Machines Corp.	1,400,000	175,784
Intuit Inc.	378,000	101,988
KLA Corp.	483,696	79,370
Mastercard Inc., Class A	113,362	31,171
Maxim Integrated Products, Inc.	1,499,500	82,443
Microsoft Corp.	13,325,492	2,388,061
NetApp, Inc.	4,717,326	206,477
Paychex, Inc.	2,851,000	195,351

American Mutual Fund — Page 3 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
QUALCOMM Inc.	3,018,776	$237,487
Samsung Electronics Co., Ltd. (GDR)2	16,994	17,750
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,770,825	147,214
Texas Instruments Inc.	2,434,940	282,623
Visa Inc., Class A	1,362,645	243,532
Western Union Co.	8,258,884	157,497
		6,815,617
Communication services 5.05%
Activision Blizzard, Inc.	4,016,544	255,974
AT&T Inc.	2,324,227	70,819
BCE Inc.	999,667	40,426
BCE Inc. (CAD denominated)	4,125,066	166,816
Comcast Corp., Class A	28,578,357	1,075,404
TELUS Corp.	17,456,149	285,303
Verizon Communications Inc.	17,289,324	993,272
ViacomCBS Inc., Class B	370,505	6,395
		2,894,409
Utilities 6.63%
American Electric Power Co., Inc.	8,782,738	729,933
CMS Energy Corp.	4,205,770	240,107
Consolidated Edison, Inc.	1,500,000	118,200
Dominion Energy, Inc.	4,623,718	356,627
DTE Energy Co.	642,537	66,657
Edison International	4,717,849	276,985
Entergy Corp.	727,700	69,503
Exelon Corp.	9,627,703	356,995
National Grid PLC (ADR)	1,600,000	93,696
NextEra Energy, Inc.	1,799,817	415,974
PPL Corp.	521,976	13,269
Public Service Enterprise Group Inc.	8,437,668	427,874
Sempra Energy	2,659,813	329,418
Xcel Energy Inc.	4,829,277	306,949
		3,802,187
Real estate 2.93%
Crown Castle International Corp. REIT	2,159,280	344,254
Digital Realty Trust, Inc. REIT	6,139,120	917,737
Extra Space Storage Inc. REIT	710,100	62,659
Kimco Realty Corp. REIT	5,660,523	61,756
Prologis, Inc. REIT	925,410	82,574
Public Storage REIT	250,000	46,363
Simon Property Group, Inc. REIT	1,199,600	80,097
Ventas, Inc. REIT	2,609,730	84,425
		1,679,865
Total common stocks (cost: $37,840,929,000)		50,989,585
Preferred securities 0.05% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative, preferred depositary shares	386,871	10,450

American Mutual Fund — Page 4 of 6

unaudited

Preferred securities (continued) Information technology 0.03%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)2	21,010	$18,621
Total preferred securities (cost: $27,890,000)		29,071
Convertible stocks 0.12% Industrials 0.04%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	326,491	25,959
Utilities 0.08%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	449,573	45,996
Total convertible stocks (cost: $81,199,000)		71,955
Bonds, notes & other debt instruments 1.08% U.S. Treasury bonds & notes 1.00% U.S. Treasury 1.00%	Principal amount (000)
U.S. Treasury 1.375% 2021	$563,045	570,477
Corporate bonds & notes 0.08% Consumer discretionary 0.05%
Booking Holdings Inc. 4.10% 2025	30,000	31,826
Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated, 4.23% (3-month USD-LIBOR + 3.47% on 7/30/2020)3	18,412	16,879
Total corporate bonds & notes		48,705
Total bonds, notes & other debt instruments (cost: $609,998,000)		619,182
Short-term securities 10.14% Money market investments 10.14%	Shares
Capital Group Central Cash Fund 0.52%4	58,096,185	5,811,361
Total short-term securities (cost: $5,809,105,000)		5,811,361
Total investment securities 100.33% (cost: $44,369,121,000)		57,521,154
Other assets less liabilities (0.33%)		(188,734)
Net assets 100.00%		$57,332,420

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $224,529,000, which represented .39% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Step bond; coupon rate may change at a later date.
4	Rate represents the seven-day yield at 4/30/2020.

American Mutual Fund — Page 5 of 6

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-003-0620O-S73143	American Mutual Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2020